Details of Significant Accounts - Schedule of Finance Costs (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interest expense
Bank borrowings	$ 1,324	$ 1,387
Lease liabilities	239	93
Total	$ 1,563	$ 1,480